Filed with the Securities and Exchange Commission on April 28, 2020

1933 Act Registration File No. 033-20827

1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	264	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	268	[	X	]

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

SALVATORE FAIA	MICHAEL P. MALLOY, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on April 29, 2020 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Summit Global Investments

Prospectus

SGI U.S. Large Cap Equity VI Portfolio
(Ticker: SGIVX)

April 29, 2020

of The RBB Fund, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the "SEC"), paper copies of the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolios held in your account if you invest through your financial intermediary.

This prospectus gives vital information about the SGI U.S. Large Cap Equity VI Portfolio (the "Portfolio"), an investment portfolio of The RBB Fund, Inc. (the "Company"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

Shares of the Portfolio are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Portfolio are not offered directly to the general public.

THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SEC. THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS

A look at the goals, strategies, risks and financial history of the Portfolio.	SUMMARY SECTION	1

	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS AND RISKS	6
Details about the Portfolio's service providers.	MANAGEMENT OF THE PORTFOLIO	9
	Investment Adviser	9
	Portfolio Managers	9

	SHAREHOLDER INFORMATION	11
Policies and instructions for opening, maintaining and closing an account in the Portfolio.	Pricing of Portfolio Shares	11
	Market Timing	12
	Purchase of Portfolio Shares	12
	Redemption of Portfolio Shares	13
	Voting Rights	14
	Dividends and Distributions	14
	Taxes	15

	FINANCIAL HIGHLIGHTS	16
	Appendix A — Prior Performance of Similarly Advised Account	A-1

	FOR MORE INFORMATION	Back Cover

SUMMARY SECTION

U.S. Large Cap Equity VI Portfolio

Investment Objective

The SGI U.S. Large Cap Equity VI Portfolio (the "Portfolio") seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility. There can be no guarantee that the Portfolio will achieve its investment objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)	0.20%
Total Annual Portfolio Operating Expenses	0.90%

(1)	"Other Expenses" are estimated for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$304

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Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. No portfolio turnover rate is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Portfolio's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Portfolio purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Portfolio may also invest in other registered investment companies, including exchange-traded funds (“ETFs”).

Summit Global Investments, LLC (the "Adviser") attempts to lower the Portfolio’s market risk by investing in U.S. equity securities that lower the overall volatility of the Portfolio’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Portfolio invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance ("ESG") issues. The Adviser selects securities for the Portfolio that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Portfolio’s volatility, there is no guarantee that the strategy will be successful or that the Portfolio’s portfolio will not experience periods of volatility.

The Adviser seeks to incorporate ESG issues into existing portfolio construction practices using a combination of up to three approaches: integration, screening and thematic. Through integration, the Adviser will explicitly and/or systematically include ESG issues in its investment analysis and decisions, to better manage risks and improve returns. Screening places specified filters to lists of potential investments that rule companies in or out of contention for investment, based on the Adviser's preferences, values or ethics. Thematic investing seeks to combine attractive risk-return profiles with an intention to contribute to a specific environmental or social outcome, including impact investing. The Portfolio intends to invest in companies with measurably high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria.

The Adviser may encourage the companies in which the Portfolio invests in to improve their ESG risk management or develop more sustainable business practices through direct engagement with a company. This may done by discussing ESG issues with companies to improve their handling, including disclosures the companies make surrounding such issues. Another way in which the Adviser may seek to improve performance through ESG is stewardship through proxy voting by formally expressing approval or disapproval through voting and proposing shareholder resolutions on specific ESG issues.

The Portfolio may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Portfolio may also decrease weight in an investment for risk control purposes.

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Principal Risks

Loss of money is a risk of investing in the Portfolio. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The Portfolio's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

▪	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

▪	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders.

•	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Portfolio applies in selecting securities. This may affect the Portfolio’s exposure to certain companies or industries and cause the Portfolio to forego certain investment opportunities. The Portfolio’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Portfolio seeks to identify companies that it believes may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor.

•	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Portfolio may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Portfolio. A portfolio turnover rate of 100% is considered to be high. The Portfolio's portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

▪	Investment Companies and ETFs Risk. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Portfolio may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs maybe thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

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▪	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus solely on small- or medium- capitalization stocks.

▪	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Portfolio's gains in rising markets.

▪	Management Risk. The Portfolio is subject to the risk of poor stock selection. In other words, the individual stocks in the Portfolio may not perform as well as expected, and/or the Portfolio's portfolio management practices may not work to achieve their desired result.

▪	Market Risk. The net asset value ("NAV") of the Portfolio will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Portfolio will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.The prices of securities held by the Portfolio may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

▪	New Portfolio Risk. The Portfolio is new with no operating history and there can be no assurance that the Portfolio will grow to or maintain an economically viable size.

▪	Opportunity Risk. As with all mutual funds, the Portfolio is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

▪	Warrants Risk. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Performance Information

Performance information for the Portfolio is not included because the Portfolio had not commenced operations prior to the date of this prospectus. Performance information will be available once the Portfolio has at least one calendar year of performance. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

Management of the Portfolio

Investment Adviser

Summit Global Investments, LLC

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Portfolio Managers

Name	Title with Adviser	Tenure with the Portfolio
David Harden	President and Portfolio Manager	Since Inception in 2020
Matthew Hanna	Portfolio Manager	Since Inception in 2020
Aash Shah	Portfolio Manager	Since Inception in 2020

Purchase and Sale of Portfolio Shares

Portfolio shares are not sold directly to the public. Portfolio shares may be purchased and redeemed by separate accounts that fund variable annuity and variable life insurance contracts issued by participating insurance companies. Orders received from separate accounts to purchase or redeem Portfolio shares are effected on business days. Individual investors may purchase or redeem Portfolio shares indirectly through variable annuity contracts and variable life insurance policies offered through the separate accounts.

Tax Information

Provided that the Portfolio and separate accounts investing in the Portfolio satisfy applicable tax requirements, the Portfolio will not be subject to federal tax, and the separate accounts will not be taxable on distributions from, or gains with respect to, the Portfolio. Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of owners of variable annuity or variable life insurance contracts, see the prospectus for the applicable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio may pay participating insurance companies and securities dealers for the sale of Portfolio shares and other related services. These payments may create a conflict of interest by influencing the insurance company and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your insurance company’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENTS AND RISKS

This section provides some additional information about the Portfolio's investments and certain portfolio management techniques that the Portfolio may use. More information about the Portfolio's investments and portfolio management techniques, and related risks, is included in the SAI.

Investment Objectives

The Portfolio's investment objective may be changed by the Board of Directors (the “Board”) of the Company without shareholder approval. Shareholders will, however, receive 60 days' prior notice of any changes. Any such changes may result in the Portfolio having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Portfolio.

The Portfolio invests in stocks that exhibit lower volatile stock price patterns strengthening business metrics and quantitative factors that the Adviser anticipates will produce lower volatility. The Portfolio may sell a stock if it no longer meets one or more investment criteria, including if the Adviser identifies fundamental, ESG or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential.

Portfolio Composition

The Portfolio has a policy to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index (for this paragraph only, the "80% Policy"). The 80% Policy is non-fundamental and can be changed by the Board upon 60 days' prior notice to shareholders. The Portfolio must comply with its 80% Policy at the time the Portfolio invests its assets. Accordingly, when the Portfolio no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

Additional Information About the Portfolio's Principal Investments and Risks

Borrowing. The Portfolio may borrow money for temporary or emergency (not leveraging) purposes. The Portfolio will not make any additional investments while borrowings exceed 5% of its total assets.

Convertible Securities. Convertible securities have characteristics of both equity and fixed income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, the credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed income securities will decline in value.

Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Portfolio's Adviser and other service providers (including, but not limited to, portfolio accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Portfolio invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio's ability to calculate its NAV, impediments to trading, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cyber security plans and systems put in place by service providers to the Portfolio and issuers in which the Portfolio invests. The Portfolio and its shareholders could be negatively impacted as a result.

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ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Portfolio applies in selecting securities. The Portfolio intends to invest in companies with measurably high ESG ratings relative to their sector peers, and screen out particular companies that do not meet their ESG criteria. This may affect the Portfolio's exposure to certain companies or industries and cause the Portfolio to forego certain investment opportunities. The Portfolio's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Portfolio seeks to identify companies that it believes may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor.

Equity and Equity-Related Securities. The Portfolio will invest in equity securities as part of its principal investment strategies, including exchange-traded and over-the-counter common and preferred stocks, warrants and convertible securities. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. The market value of a portfolio holding may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Decreases in market value of the Portfolio's portfolio securities could adversely affect the Portfolio's NAV.

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus solely on small- or medium- capitalization stocks.

Market Risk. The net asset value ("NAV") of the Portfolio will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Portfolio will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.The prices of securities held by the Portfolio may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Portfolio’s investments may be negatively affected by events impacting a country or region, regardless of whether the Portfolio invests in issuers located in or with significant exposure to such country or region.

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A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Other Investment Companies and ETFs. The Portfolio may invest up to 10% of its total assets in the securities of other investment companies and ETFs not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolio may invest in money market mutual funds for cash management purposes by "sweeping" excess cash balances into such funds until the cash is invested or otherwise utilized. Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), permits the Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio's investment objectives and policies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Portfolio Turnover. The Portfolio may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Portfolio's performance.

Temporary Investments. The Portfolio may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If the Portfolio were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

Broad-Based Securities Market Index

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.

Disclosure of Portfolio Holdings

A description of the Company's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The SAI is incorporated herein.

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MANAGEMENT OF THE PORTFOLIO

Investment Adviser

The Adviser's principal address is 620 South Main Street, Bountiful, Utah 84010. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. The Adviser is 100% privately-owned, and was founded in 2010.

Pursuant to an investment advisory agreement with the Company, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.70% of the Portfolio's net assets. The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2021 to the extent that Total Annual Portfolio Operating Expenses (excluding certain items discussed below) of the Portfolio exceed 0.98% of the Portfolio's average daily net assets.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses with respect to the Portfolio, the following expenses are not taken into account and could cause net Total Annual Portfolio Operating Expenses to exceed 0.98%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2021 without the approval of the Board. If at any time the Total Annual Portfolio Operating Expenses for that year are less than 0.98%, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Portfolio with the Adviser will be available in the Portfolio’s first Semi-Annual or Annual Report to Shareholders.

Portfolio Managers

The President of the Adviser, David Harden, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Harden founded the Adviser in 2010, and has managed the Portfolio since its inception in 2020. He started his career in 1993 and has worked for such firms as Fidelity Investments, Wellington Management and Evergreen Investments. From 2007 to 2012, Mr. Harden worked with Ensign Peak Advisors, Inc., most recently as Vice President and Senior Portfolio Manager, where he managed and oversaw day-to-day research, portfolio management and trading for all index, quantitative and low volatility strategies.

Matthew Hanna is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of the Portfolio’s investment portfolio. Mr. Hanna joined the Adviser in 2017 as a Portfolio Manager. At the Adviser, Mr. Hanna focuses on all aspects of the investment process with a primary focus on quantitative investment management. Some of Mr. Hanna’s key responsibilities are factor research, optimization methodologies, asset allocation, and portfolio risk management. Mr. Hanna was previously employed at Raymond James for over 10 years in the Asset Management Services. Mr. Hanna’s role as an officer involved leading research on asset allocation, risk management, and global market analysis on over $35 billion. Mr. Hanna earned his Master of Science in Finance from the University of Tampa. He is a CFA Charterholder, Certified FRM, and CAIA Charterholder.

Aash Shah is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of the Portfolio’s investment portfolio. Mr. Shah joined the Adviser in 2017 as a Portfolio Manager. Mr. Shah has over 26 years of investment management experience including over 21 years as a portfolio manager. Previously, Mr. Shah managed small, mid, and large cap funds for Federated Investors in both New York City and Pittsburgh. Mr. Shah also managed private client portfolios for Key Bank in Denver prior to joining the Adviser. Mr. Shah has a Bachelor’s degree from the University of Pittsburgh Swanson School of Engineering and an MBA in Finance and Accounting from the Tepper School at Carnegie Mellon University. He also holds a CFA charter.

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The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio.

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SHAREHOLDER INFORMATION

Pricing of Portfolio Shares

The Portfolio's shares are priced at its NAV. The NAV per Share of the Portfolio is calculated as follows:

Value of Assets Attributable to the Portfolio
NAV =	-Value of Liabilities Attributable to the Portfolio
Number of Outstanding Shares of the Portfolio

The Portfolio's NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency. The Portfolio will effect purchases and redemptions of shares at the NAV next calculated after receipt by the Transfer Agent of your purchase order or redemption request in good order as described below. If the Portfolio holds securities that are primarily listed on non-U.S. exchanges, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

The Portfolio's equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System ("NASDAQ"). Equity securities listed on the NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, equity securities will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and deemed representative of market values at the close of the market.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in exchange-traded and closed-end funds will be valued at their market price.

If market quotations are unavailable or deemed unreliable by the Portfolio's administrator, in consultation with the Adviser, securities will be valued by the Adviser in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

11

Market Timing

In accordance with the policy adopted by its Board, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Portfolio performance and result in dilution in the value of Portfolio shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder's privilege to purchase Portfolio shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Portfolio shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise its right if, in the Company's (or the Adviser's) judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of the Company (or the Adviser), has been or may be disruptive to the Portfolio. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Portfolio and its shareholders or would subordinate the interests of the Portfolio and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

Portfolio shares are generally held through omnibus arrangements maintained by participating insurance companies or other intermediaries. There is no assurance that the Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Portfolio shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Portfolio. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company's excessive trading policies, the Company may take certain actions, including terminating the relationship.

Purchase of Portfolio Shares

General. Shares of the Portfolio are not sold directly to the public. Instead, Portfolio shares are sold to separate accounts that fund variable annuity and variable life insurance contracts issued by participating insurance companies. You may purchase or sell (redeem) shares of the Portfolio through variable annuity contracts and variable life insurance policies offered through separate accounts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. You should refer to those prospectuses for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Portfolio.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies.

Shares of the Portfolio may be purchased by separate accounts of both affiliated and unaffiliated participating insurance companies in order to fund both variable annuity and variable life insurance contracts, and also may be purchased by qualified plans. This may present certain conflicts of interests among variable annuity owners, variable life insurance policy owners and plan investors. The Board will monitor the Company for the existence of any materials irreconcilable conflict of interest. The Company currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts among the participating insurance companies. If, however, a material irreconcilable conflict arises between the holders of variable annuity contracts and variable life insurance policies of participating insurance companies, a participating insurance company may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders.

12

The Portfolio does not currently anticipate offering shares directly to qualified pension and profit-sharing plans.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Purchase requests not in good order may be delayed. Purchase orders received by the Transfer Agent in good order will be executed at the Portfolio’s next determined NAV.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio. The Adviser will monitor the Portfolio’s total assets and may decide to close the Portfolio at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Portfolio may adversely affect the implementation of the Portfolio’s strategy. Subject to the Board’s discretion, the Adviser may also choose to reopen the Portfolio to new investments at any time and may subsequently close the Portfolio again should concerns regarding the Portfolio’s size recur. If thye Portfolio closes to new investments, the Portfolio would be offered only to certain existing shareholders of the Portfolio.

Distributions to all shareholders of the Portfolio will be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchases limitations at the time of closing, including limitations on current shareholders.

Redemption of Portfolio Shares

General. Redemption requests may be placed by separate accounts of participating insurance companies. Redemption requests are effected at the NAV next calculated after receipt of the redemption request by the Transfer Agent in good order. The Portfolio’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Shares of the Portfolio can be redeemed only on days the NYSE is open. Redemptions by wire are charged a transaction fee of $15.

Other Redemption Information. Payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC. The Portfolio typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio securities. In stressed market conditions, redemption methods may include redeeming in kind.

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Portfolio instead of cash in conformity with applicable rules of the SEC and the Company’s Policy and Procedure Related to the Processing of In-Kind Redemptions. If a shareholder receives redemption proceeds in-kind, the shareholders will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the Portfolio’s NAV during any 90-day period for any one shareholder of the Portfolio.

13

Good Order. A redemption request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Redemption requests not in good order may be delayed. Redemption orders received by the Transfer Agent in good order will be executed at the Portfolio’s next determined NAV.

Voting Rights

Participating insurance companies, not the owners of the variable annuity contracts or variable life insurance policies or participants therein, are shareholders of the Portfolio. To the extent required by law:

• The participating insurance companies will vote Portfolio shares held in the separate accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies.

• The participating insurance companies will vote Portfolio shares held in the separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares they own, in the same proportion as those shares for which voting instructions are received.

As a result of proportional voting, a small number of holders of variable annuity contracts and variable life insurance policies could determine the outcome of a proposition subject to shareholder vote. It is anticipated that Portfolio shares held by unregistered separate accounts or qualified plans generally will be voted for or against any proposition in the same proportion as all other Portfolio shares are voted unless the unregistered separate account’s participating insurance company or the plan makes other arrangements.

Additional information concerning voting rights of the participants in the separate accounts is more fully set forth in the prospectus relating to those accounts issued by the participating insurance companies.

Dividends and Distributions

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional shares unless a shareholder elects otherwise.

The Portfolio will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

The ex-dividend, record and payable dates of any annual distribution will be available by calling 855-744-8500.

All distributions are reinvested in the form of additional full and fractional Portfolio shares unless you elect one the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Portfolio shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Portfolio shares; or (3) receive all distributions in cash. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Portfolio reserves the right to reinvest the distribution check in your account, at the Portfolio's current NAV, and to reinvest all subsequent distributions. You may change the distribution option on your account as any time. You should notify the Transfer Agent in writing or by telephone at least five (5) days prior to the next distribution.

14

Taxes

The Portfolio is treated as a separate corporate entity for federal tax purposes. The Portfolio has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the Portfolio intends to qualify under the Code with respect to the diversification requirements related to variable contracts. Provided that the Portfolio and a separate account investing in the Portfolio satisfy applicable tax requirements, the Portfolio will not be subject to federal tax, and the separate accounts will not be taxable on distributions from, or gains with respect to, the Portfolio.

Persons investing in variable annuity or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

Additional Information

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE PORTFOLIO'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

15

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Portfolio had not commenced investment operations prior to the date of this Prospectus.

16

Appendix A — PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNT

The following performance information is of the SGI U.S. Large Cap Equity Fund, an investment portfolio of the Company (the “Fund”). The Adviser serves as investment adviser to both the Portfolio and the Fund. The Portfolio and the Fund also share the same portfolio managers. The Portfolio’s portfolio will be managed substantially similarly to that of the Fund and therefore the following performance information below indicates some of the risks of investing in the Portfolio.

The chart below illustrates the long-term performance of the Fund's Class I Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund, and therefore the Portfolio. The performance for the Portfolio would differ from the information below only to the extent that the Portfolio and the Fund do not have the same expenses. If the fees and expenses imposed by the investment vehicle through which an investment in the Portfolio is made were reflected, they would reduce returns. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund or the Portfolio will perform in the future.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*

*	The returns in the bar chart are for Class I Shares.

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 13.53% (quarter ended March 31, 2013)

Worst Quarter: -13.11%% (quarter ended December 31, 2018)

Year-to-date total return for the three months ended March 31, 2020: -17.51%

A-1

AVERAGE ANNUAL TOTAL RETURNS

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund's Class I Shares, Class A Shares, and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2019

U.S. Large Cap Equity Fund	1 Year	5 Years	Since Inception
Class I Shares*
Return Before Taxes	27.01%	10.80%	12.57%
Return After Taxes on Distributions(1)	26.18%	9.50%	11.40%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.52%	8.25%	9.95%
Class A Shares**
Return Before Taxes	20.02%	N/A	10.11%
Class C Shares***
Return Before Taxes	25.70%	N/A	11.43%
S&P 500® Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)	31.49%	11.70%	13.96%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

*	Class I Shares of the Fund commenced operations on February 29, 2012.
**	Class A Shares of the Fund commenced operations on October 29, 2015.
***	Class C Shares of the Fund commenced operations on December 31, 2015.

A-2

PRIVACY NOTICE

FACTS	WHAT DO THE SUMMIT GLOBAL INVESTMENTS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• account balances

• account transactions

• transaction history

• wire transfer instructions

• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Summit Global Investments Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your information	Do the Summit Global Investments Funds share?	Can you limit this sharing?
For our everyday business purpose — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-888-251-4847 or go to www.sgiam.com

What we do
How do the Summit Global Investments Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Summit Global Investments Funds collect my personal information?	We collect your personal information, for example, when you
	•	open an account
	•	provide account information
	•	give us your contact information
	•	make a wire transfer
	•	tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates' everyday business purposes - information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	•	Our affiliates include Summit Global Investments, LLC, the investment adviser to the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, SGI Global Equity Fund and SGI U.S. Large Cap Equity VI Portfolio.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, SGI Global Equity Fund, and SGI U.S. Large Cap Equity VI Portfolio don't share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, SGI Global Equity Fund, and SGI U.S. Large Cap Equity VI Portfolio may share your information with other financial institutions with whom they have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you. We do not currently have any joint marketing arrangements with other financial institutions.

SGI U.S. LARGE CAP EQUITY VI PORTFOLIO

FOR MORE INFORMATION

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Portfolio is available free of charge, upon request, including:

Annual/Semi-Annual Reports:

As of the date of this Prospectus, annual and semi-annual reports for the Portfolio are not yet available as the Portfolio had not commenced operations. The annual and semi-annual reports will provide additional information about the Portfolio’s investments, as well as the most recent financial reports and portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information:

The Portfolio's SAI, dated April 29, 2020, has been filed with the SEC. The SAI, which includes additional information about the Portfolio, along with the Portfolio's annual and semi-annual reports, once available, will be available on the Adviser's website at www.sgiam.com or may be obtained free of charge by calling 855-744-8500. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

Shareholder Account Service Representatives:

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 9:00 a.m. to 8:00 p.m. (Eastern time) Monday-Friday. Call: 855-744-8500.

Purchases and Redemptions:

Call your registered representative or 855-744-8500.

Written Correspondence

Post Office Address:	Summit Global Investments Funds c/o U.S. Bank Global Fund Services PO Box 701 Milwaukee, WI 53201-0701
Street Address:	Summit Global Investments Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Securities and Exchange Commission:

You may view and copy information about the Company and the Portfolio, including the SAI, by visiting the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of Portfolio documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NO. 811-05518

SGI-001

STATEMENT OF ADDITIONAL INFORMATION

SGI U.S. LARGE CAP EQUITY VI PORTFOLIO

Ticker Symbol: SGIVX

April 29, 2020

Investment Adviser:

SUMMIT GLOBAL INVESTMENTS, LLC (the “Adviser”)

a series of THE RBB FUND, INC

This Statement of Additional Information (“SAI”) provides supplementary information pertaining to the SGI U.S. Large Cap Equity VI Portfolio (the “Portfolio”) of The RBB Fund, Inc. (the “Company”). This SAI is not a prospectus and should be read only in conjunction with the Portfolio's Prospectus dated April 29, 2020 (the “Prospectus”). Investors in the Portfolio will be informed of the Portfolio’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Since the Portfolio had not commenced operations prior to the date of this SAI, financial statements are not currently available. The Annual Report for this Portfolio will become available after the Portfolio has commenced investment operations and has completed its first fiscal year. Copies of the Prospectus and Annual and Semi-Annual Reports, when available, may be obtained free of charge by calling toll-free 855-744-8500.

TABLE OF CONTENTS

INVESTMENT OBJECTIVES	1
PRINCIPAL INVESTMENT POLICIES AND RISKS	1
NON-PRINCIPAL INVESTMENT POLICIES AND RISKS	6
INVESTMENT LIMITATIONS	16
DISCLOSURE OF PORTFOLIO HOLDINGS	18
PORTFOLIO TURNOVER	19
MANAGEMENT OF THE COMPANY	19
CODE OF ETHICS	27
PROXY VOTING	27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	27
INVESTMENT ADVISORY AND OTHER SERVICES	27
INVESTMENT ADVISER	27
PORTFOLIO MANAGERS	28
ADMINISTRATION AND ACCOUNTING AGREEMENT	29
CUSTODIAN AGREEMENT	30
TRANSFER AGENCY AGREEMENT	30
DISTRIBUTION AGREEMENT AND PLAN OF DISTRIBUTION	30
PAYMENTS TO FINANCIAL INTERMEDIARIES	31
FUND TRANSACTIONS	32
PURCHASE AND REDEMPTION INFORMATION	33
TELEPHONE TRANSACTION PROCEDURES	34
VALUATION OF SHARES	34
TAXES	35
ADDITIONAL INFORMATION CONCERNING COMPANY SHARES	38
MISCELLANEOUS	38
FINANCIAL STATEMENTS	39
APPENDIX A	A-1
APPENDIX B	B-1

GENERAL INFORMATION

The Company is an open-end management investment company currently consisting of 37 separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to the Portfolio, a diversified portfolio. Shares of the Portfolio may be purchased and held by the separate accounts (“Separate Accounts”) of participating insurance companies (“Participating Insurance Companies”) for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Portfolio are not offered directly to the general public. Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the investment adviser to the Portfolio.

INVESTMENT OBJECTIVES

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolio.

The Portfolio seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Portfolio may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Portfolio’s objective.

There can be no guarantee that the Portfolio will achieve its investment objective. The Portfolio may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Portfolio’s investment policies and limitations.

PRINCIPAL INVESTMENT POLICIES AND RISKS

Cyber Security Risk. The Portfolio and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolio or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolio. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investment in such companies to lose value. While the Portfolio and its service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Portfolio has limited ability to prevent or mitigate cyber security incidents affecting third-party service providers.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Portfolio invests will cause the net asset value (“NAV”) of the Portfolio to fluctuate. The Portfolio purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Foreign Custody Risk. The Portfolio may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Securities. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of securities due to settlement problems could result either in losses to an underlying investment company due to subsequent declines in value of the securities, or, if the underlying investment company has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying investment company is uninvested and no return is earned thereon. The inability of an underlying investment company to make intended security purchases due to settlement problems could cause the underlying investment company to miss attractive investment opportunities.

The Portfolio values its securities and other assets in U.S. dollars. As a result, if the Portfolio invests in securities denominated in foreign currencies, the NAV of the Portfolio’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolio makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Portfolio’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolio’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolio is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

If the Portfolio invests in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) or foreign branches of foreign banks, these investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Portfolio may also invest in debt securities issued or guaranteed by foreign governments, including Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June of 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound and heightened risk of continued worldwide economic volatility. Pursuant to Article 50 of the Treaty of Lisbon, the UK gave notice in March 2017 of its withdrawal from the EU and commenced negotiations on the terms of withdrawal. Following years of negotiations and multiple withdrawal deadline extensions, the UK withdrew from the EU on January 31, 2020. A transition period, currently set to last through December 31, 2020, will be used for the UK and EU to negotiate their future relationship. The effects of this withdrawal will depend, in part, on agreements the UK negotiates to retain access to EU markets either during the transitional period or more permanently including, but not limited to, current trade and finance agreements. As a result of the UK's exit from the EU, the Portfolio may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately affected by Brexit. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively affect the Portfolio’s investments in securities of issuers located in the EU. The effects of these actions, especially if they occur in a disorderly fashion, are not clear but could be significant and far-reaching.

Investment Company Shares. The Portfolio may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Portfolio’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a portfolio from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

For hedging or other purposes, the Portfolio may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds (“ETFs”), are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by the Portfolio in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Portfolio may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require Board to approve policies and procedures relating to certain of the Portfolio’s investments in ETFs. These policies and procedures require, among other things, that (i) the Adviser conducts the Portfolio’s investment in ETFs without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Adviser certifies to the Board quarterly that it has not received any consideration in connection with an investment by the Portfolio in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Adviser.

Certain investment companies whose securities are purchased by the Portfolio may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Real Estate Investment Trust Securities. The Portfolio may invest in real estate investment trusts (“REITs”). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on the Portfolio.

The REITs in which the Portfolio may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio. The Portfolio is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500®.

Special Note Regarding Market Events. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolio’s investments. It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolio.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Borrowing. The Portfolio may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the NAV of the Portfolio’s shares and in the return on the Portfolio's portfolio. Although the principal of any borrowing will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. The Portfolio may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Portfolio may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Portfolio borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Corporate Obligations. The Portfolio may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations without limit on credit quality or maturity. See Appendix “A” to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Equity Swaps. To the extent consistent with their investment objectives and strategies, the Portfolio may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may be used by the Portfolio for hedging purposes, in anticipation of the purchase of securities, for liquidity management purposes, or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio’s obligations, the Portfolio and the Adviser believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P® Global Ratings Services (“S&P”), or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Service, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”). If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Forward Commitment and When-Issued Transactions. The Portfolio may purchase or sell securities on a when-issued or forward commitment basis (subject to its investment policies and restrictions). These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolio will not enter into such transactions for the purpose of leverage.

When-issued purchases and forward commitments enable the Portfolio to lock in what is believed by the Adviser to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio’s NAV starting on the date of the agreement to purchase the securities, and the Portfolio is subject to the rights and risks of ownership of the securities on that date. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Portfolio may agree to a longer settlement period.

The Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions, and its distributions from any net realized capital gains will be taxable to shareholders. When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio or the custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Portfolio’s purchase commitments. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Portfolio may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Portfolio, the Portfolio will limit such investments in commodity futures, commodity options contracts and swaps to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser was required to register as a CPO with respect to the Portfolio, the disclosure and operations of the Portfolio would need to comply with all applicable CFTC regulations.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

When the Portfolio purchases or sells a futures contract, or sells an option thereon, the Portfolio is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Portfolio may segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Portfolio may undertake and on the potential increase in the speculative character of the Portfolio’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Portfolio arising from such investment activities.

The Portfolio may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Portfolio will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Portfolio may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Portfolio may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Portfolio may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Portfolio will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Portfolio may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Portfolio may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Portfolio will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Portfolio may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Portfolio’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Portfolio’s exposure to price fluctuations, while others tend to increase its market exposure.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is an investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. To the extent an investment held by the Portfolio is deemed to be an illiquid investment or a less liquid investment, the Portfolio will be exposed to greater liquidity risk.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required, to the SEC.

Inflation-Protected Securities. The Portfolio may invest in inflation-protected securities issued by the U.S. Treasury, known as “TIPs” or “Treasury Inflation-Protected Securities,” which are debt securities whose principal and interest payments are adjusted for inflation and interest is paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of the investment. Inflation-protected securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for the Portfolio.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, the Portfolio holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Initial Public Offerings. To the extent consistent with its investment policies and limitations, the Portfolio may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the underlying investment company. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, the Portfolio may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Portfolio’s portfolio and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. In addition, the Portfolio cannot guarantee continued access to IPOs.

Large Shareholder Purchase and Redemption Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. However, this risk may be limited to the extent that the Adviser and the Portfolio have entered into a fee waiver and/or expense reimbursement arrangement.

Money Market Securities. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Portfolio may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Portfolio’s objective. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Portfolio may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. In addition, investments in bank loans may not be deemed to be securities and may not have the protections of the federal securities laws. Bank obligations include the following:

•	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Options. The Portfolio may purchase and write put and call options on securities and securities indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on securities indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Portfolio writes an option on a security or an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Portfolio may trade put and call options on securities and securities indices, as the Adviser determines is appropriate in seeking the Portfolio’s investment objective, and except as restricted by the Portfolio’s investment limitations. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Portfolio may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.

The Portfolio may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. The Portfolio purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio’s securities or by a decrease in the cost of acquisition of securities by the Portfolio.

The Portfolio may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Portfolio writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option of which the Portfolio is the writer is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Portfolio is the writer is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Portfolio and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus ("COVID-19") outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Portfolio's service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Portfolio acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Portfolio follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Portfolio will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of the Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 15% of the Portfolio’s total assets. The investments of the Portfolio in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Restricted Securities. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (“1933 Act”) but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in an underlying investment company during any period that qualified institutional buyers become uninterested in purchasing restricted securities. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

As consistent with the Portfolio’s respective investment objective, the Portfolio may also invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Company believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Company intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Portfolio subject to the Portfolio’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Portfolio’s custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and the interest received on the cash exchanged for the securities.

Rights Offerings and Purchase Warrants. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Risk Considerations of Lower Rated Securities. The Portfolio may invest in fixed income securities that are not investment grade but are rated as low as B by Moody’s or B by S&P (or their equivalents or, if unrated, determined by the Adviser to be of comparable credit quality). In the case of a security that is rated differently by two or more rating services, the higher rating is used in connection with the foregoing limitation. In the event that the rating on a security held in the Portfolio’s portfolio is downgraded by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield fixed income securities and adversely affect the value of outstanding fixed income securities and the ability of the issuers to repay principal and interest.

The Portfolio may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. The Portfolio will invest in high yield debt instruments when the Adviser believes that such instruments offer a better risk/reward profile than comparable equity opportunities. High yield fixed income securities (commonly known as “junk bonds”) are considered speculative investments while generally providing greater income than investments in higher rated securities, involve greater risk of loss of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. Since yields vary over time, no specific level of income can ever be assured.

The prices of high yield fixed income securities have been found to be less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a fixed income security owned by the Portfolio defaulted, the Portfolio could incur additional expenses in attempting to obtain a recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield fixed income securities and the Portfolio’s NAV to the extent it holds such securities.

High yield fixed income securities also present risks based on payment expectations. For example, high yield fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may, to the extent it holds such fixed income securities, have to replace the securities with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield fixed income security’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets, to the extent it holds such fixed income securities. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield fixed income securities, and this may have an impact on the Adviser’s ability to accurately value such securities and the Portfolio’s assets and on the Portfolio’s ability to dispose of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield fixed income securities, especially in a thinly traded market.

New laws proposed or adopted from time to time may have an impact on the market for high yield securities.

Finally, there are risks involved in applying credit or dividend ratings as a method for evaluating high yield securities. For example, ratings evaluate the safety of principal and interest or dividend payments, not market value risk of high yield securities. Also, since rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Portfolio will continuously monitor the issuers of high yield securities in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the security’s liquidity so the Portfolio can meet redemption requests.

Risk Considerations of Medium Grade Securities. Debt obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by the Portfolio is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security.

Securities Lending. The Portfolio may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. The Portfolio may not make loans in excess of 33 1/3% of the value of its total assets. The Portfolio may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Portfolio’s securities lending agent.

By lending its securities, the Portfolio may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Portfolio does not have the right to vote loaned securities. The Portfolio may attempt to call loaned securities back to permit the exercise of voting rights if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Special Situation Companies. The Portfolio may invest in “Special Situations.” The term “Special Situation” shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the Adviser, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a Special Situation, may be one of many different types.

Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. A Special Situation may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a Special Situation. The Portfolio may invest in securities (even if not Special Situations) which, in the opinion of the Adviser, are appropriate investments for the Portfolio, including securities which the Adviser believes are undervalued by the market. The Portfolio is not required to invest any minimum percentage of their aggregate portfolio in “Special Situations,” nor are they required to invest any minimum percentage of their aggregate portfolio in securities other than “Special Situations.”

Temporary Defensive Positions. In anticipation of or in response to adverse market, economic, political or other conditions, the Portfolio may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. If the Portfolio were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

U.S. Government Securities. The Portfolio may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian bank arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio’s shares.

INVESTMENT LIMITATIONS

The Portfolio has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Portfolio’s outstanding shares (as defined in Section 2(a) (42) of the 1940 Act). As used in this SAI and in the Prospectus, “shareholder approval” and a “majority of the outstanding shares” of the Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Portfolio. Unless otherwise noted, the Portfolio’s investment goals and strategies described in the Prospectus may be changed by the Board without the approval of the Portfolio’s shareholders.

The Portfolio may not:

1.	Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Portfolio. The Portfolio may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Portfolio’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Portfolio’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Portfolio may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell options, futures contracts and related options on such futures contracts;

5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

6.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; or

7.	Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Portfolio’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio’s total assets may be invested without regard to such limitations.

In addition to the fundamental investment limitations specified above, the Portfolio is subject to the following non-fundamental limitations, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Portfolio may not:

1.	Make investments for the purpose of exercising control or management, but investments by the Portfolio in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that the Portfolio may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

Securities held by the Portfolio generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

If a percentage restriction under one of the Portfolio’s investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Portfolio).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Company has adopted, on behalf of the Portfolio, a policy relating to the selective disclosure of the Portfolio’s portfolio holdings by the Adviser, Board, officers, or third party service providers, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of Portfolio shareholders. The policies relating to the disclosure of the Portfolio’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to the Portfolio’s operation without compromising the integrity or performance of the Portfolio. It is the policy of the Company that disclosure of the Portfolio’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose the Portfolio’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-CEN, and Form N-PORT) or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Generally, after the 30th business day of the month following each calendar quarter end, the Portfolio may provide, at the Adviser’s discretion, its portfolio holdings to various rating and ranking organizations. In addition, generally after the 30th business day of the month following each calendar quarter end, the Portfolio may post to its website a list of its top ten holdings or full portfolio holdings at the discretion of the Adviser. The timing, frequency and type (i.e., ratings/rankings/holdings) of disclosure may change at the Adviser’s discretion, as well as whether to post to the Portfolio’s website.

The Company may distribute or authorize the distribution of information about the Portfolio’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the administrator, accounting agent and transfer agent; Ernst & Young LLP, the Portfolio's independent registered public accounting firm; Faegre Drinker Biddle & Reath LLP, legal counsel; FilePoint, the financial printer; the Portfolio’s proxy voting service(s); and the Company’s liquidity classification agent. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Portfolio. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the Portfolio's portfolio.

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information and (ii) financial consultants to assist them in determining the suitability of the Portfolio as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Company’s and the Adviser’s fiduciary duties to Portfolio shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of the Portfolio.

The Board provides ongoing oversight of the Company’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Board receives from the Company’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to the Portfolio, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Adviser, director, officers or third party service providers to the Company’s CCO, who will determine whether the violation should be reported immediately to the Board or at its next quarterly Board meeting.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of the Portfolio’s total portfolio market value that was purchased or sold during the period. The Portfolio's turnover rate provides an indication of how transaction costs (which are not included in the Portfolio’s expenses) may affect the Portfolio’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

No portfolio turnover rate information is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the oversight of the Board of Directors, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of seven Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established nine standing committees — Audit, Contract, Executive, Investment and Liquidity Risk, Nominating and Governance, Product Development, Regulatory Oversight, Strategic Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street, Milwaukee WI 53202 Age: 86	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	37	AMDOCS Limited (service provider to telecommunications companies).
J. Richard Carnall 615 East Michigan Street, Milwaukee WI 53202 Age: 81	Director	2002 to present	Since 1984, Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.); since 2004, Director of Cornerstone Bank.	37	None
Gregory P. Chandler 615 East Michigan Street, Milwaukee WI 53202 Age: 53	Director	2012 to present	Since 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).	37

Emtec, Inc. (until December 2019); FS Investment Corporation (business development company) (until December 2018); FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company).

Nicholas A. Giordano 615 East Michigan Street, Milwaukee WI 53202 Age: 77	Director	2006 to present	Since 1997, Consultant, financial services organizations.	37

IntriCon Corporation (biomedical device manufacturer); Kalmar Pooled Investment Trust (registered investment company) (until September 2017); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance).

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Arnold M. Reichman 615 East Michigan Street, Milwaukee WI 53202 Age: 71	Chairman Director	2005 to present 1991 to present	From 2006-2016, Co-Founder and Chief Executive Officer, Lifebooker, LLC (online beauty and health appointment booking service).	37	Independent Trustee of EIP Investment Trust (registered investment company).
Brian T. Shea 615 East Michigan Street, Milwaukee WI 53202 Age: 59	Director	2018 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	37

WisdomTree Investments, Inc. (asset management company) (until March 2019); Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company).

Robert A. Straniere 615 East Michigan Street, Milwaukee WI 53202 Age: 78	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	37	Reich and Tang Group (asset management)(until 2015).
INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street, Milwaukee WI 53202 Age: 81	Vice Chairman Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	37	None

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 57	President Chief Compliance Officer	2009 to present 2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company).	N/A	N/A
James G. Shaw 615 East Michigan Street, Milwaukee WI 53202 Age: 59	Treasurer and Secretary	2016 to present	Since 2016, Treasurer and Secretary of The RBB Fund, Inc.; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
Craig A. Urciuoli 615 East Michigan Street, Milwaukee WI 53202 Age: 45	Director of Marketing & Business Development	2019 to present	Since 2019, Director of Marketing & Business Development, The RBB Fund, Inc.; from 2000-2019, Managing Director, Third Avenue Management LLC.	N/A	N/A
Jennifer Witt 615 East Michigan Street, Milwaukee WI 53202 Age: 37	Assistant Treasurer	2018 to present	Since 2016, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2007 to 2016, Supervisor, Nuveen Investments (registered investment company).	N/A	N/A
Edward Paz 615 East Michigan Street, Milwaukee WI 53202 Age: 49	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103 Age: 60	Assistant Secretary	1999 to present	Since 1993, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
Jillian L. Bosmann One Logan Square, Suite 2000 Philadelphia, PA 19103 Age: 41	Assistant Secretary	2017 to present	Partner, Faegre Drinker Biddle & Reath LLP (law firm) (2017-Present); Faegre Drinker Biddle & Reath LLP (2006-Present).	N/A	N/A

*	Each Director oversees 37 portfolios of the Company.

1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Brodsky, Carnall, Giordano, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.	Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Straniere has been a practicing attorney for over 30 years and has served on the boards of an asset management company and another registered investment company. Mr. Brodsky has over 40 years of senior executive-level management experience in the cable television and communications industry. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing and investment services industry, including service on the boards of industry regulatory organizations and a university.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened three times during the fiscal year ended August 31, 2019.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and three Independent Directors. The current members of the Contract Committee are Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened four times during the fiscal year ended August 31, 2019.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2019.

Investment and Liquidity Risk Committee. The Board has an Investment and Liquidity Risk Committee comprised of the Interested Director and two Independent Directors. The current members of the Investment and Liquidity Risk Committee are Messrs. Reichman, Sablowsky and Shea. The Investment and Liquidity Risk Committee ensures that the Company’s investment advisers have adopted investment risk and liquidity management policies and procedures. The Investment and Liquidity Risk Committee met one time during the fiscal year ended August 31, 2019.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Carnall, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened two times during the fiscal year ended August 31, 2019.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Director and one Independent Director. The current members of the Product Development Committee are Messrs. Reichman and Sablowsky. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened two times during the fiscal year ended August 31, 2019.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Reichman, Sablowsky, Shea and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2019.

Strategic Oversight Committee. The Board has a Strategic Oversight Committee comprised of the Interested Director and three Independent Directors. The current members of the Strategic Oversight Committee are Messrs. Carnall, Chandler, Reichman and Sablowsky. The Strategic Oversight Committee assists the Board in its oversight and review of the Company’s strategic plan and operations. The Strategic Oversight Committee did not meet during the fiscal year ended August 31, 2019.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director and two officers of the Company. The members of the Valuation Committee are Messrs. Faia, Sablowsky and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2019.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s CCO. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him), as of December 31, 2019. Shares of the Portfolio are offered only to Separate Accounts of Participating Insurance Companies for the purpose of funding various annuity contracts and variable life insurance policies and are not available for direct investment by the Directors.

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	None	Over $100,000
J. Richard Carnall	None	$10,001-$50,000
Gregory P. Chandler	None	$10,001-$50,000
Nicholas A. Giordano	None	$10,001-$50,000
Arnold M. Reichman	None	Over $100,000
Brian T. Shea	None	$10,001-$50,000
Robert A. Straniere	None	$1-$10,000
INTERESTED DIRECTOR
Robert Sablowsky	None	Over $100,000

Directors’ and Officers’ Compensation

Effective April 1, 2019, the Company pays each Director a retainer at the rate of $125,000 annually, $10,000 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receives an additional fee of $20,000 for his services. The Chairman of the Contract Committee and the Chairman of the Nominating and Governance Committee each receives an additional fee of $10,000 per year for his services. The Chairman of the Investment and Liquidity Risk Committee receives an additional fee of $7,500 per year for his services. The Vice Chairman of the Board receives an additional fee of $35,000 per year for his services in this capacity and the Chairman of the Board receives an additional fee of $75,000 per year for his services in this capacity.

From January 1, 2018, to March 31, 2019, the Company paid each Director a retainer at the rate of $100,000 annually, $10,000 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each received an additional fee of $15,000 for his services. The Chairman of the Contract Committee received an additional fee of $10,000 per year for his services, and the Chairman of the Nominating and Governance Committee and Chairman of the Investment and Liquidity Risk Committee each received an additional fee of $7,500 per year for his services. The Vice Chairman of the Board received an additional fee of $25,000 per year for his services in this capacity and the Chairman of the Board received an additional fee of $50,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. For the fiscal year ended August 31, 2019, Vigilant Compliance LLC received $770,742 in the aggregate from all series of the Company for its services. Employees of the Company serve as Treasurer, Secretary, and Director of Marketing & Business Development and are compensated for services provided. For the fiscal year ended August 31, 2019, each of the following members of the Board and the Treasurer and Secretary received compensation from the Company in the following amounts:

Name of Director/Officer	Aggregate Compensation from the Portfolio	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors or Officer
Independent Directors:
Julian A. Brodsky, Director	$0	N/A	N/A	$148,750
J. Richard Carnall, Director	$0	N/A	N/A	$152,250
Gregory P. Chandler, Director	$0	N/A	N/A	$178,500
Nicholas A. Giordano, Director	$0	N/A	N/A	$156,875
Arnold M. Reichman, Director and Chairman	$0	N/A	N/A	$208,500
Brian T. Shea, Director	$0	N/A	N/A	$152,500
Robert A. Straniere, Director	$0	N/A	N/A	$155,750
Interested Director:
Robert Sablowsky, Director	$0	N/A	N/A	$205,250
Officer:
James G. Shaw, Treasurer and Secretary	$0	N/A	N/A	$288,000

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2019, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

CODE OF ETHICS

The Company and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company, subject to certain restrictions.

PROXY VOTING

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Portfolio to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Portfolio. The Adviser will consider factors affecting the value of the Portfolio’s investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser will vote proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Company is required to disclose annually the Portfolio’s complete proxy voting record on Form N-PX. The Portfolio’s proxy voting record for the most recent 12-month period ended June 30th will be available upon request by calling 1-855-744-8500 or by writing to the Portfolio at: Summit Global Investments Funds, c/o U.S. Bank Global Fund Services, PO Box 701, Milwaukee, Wisconsin 53201-0701. The Portfolio’s Form N-PX will be also available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As the Portfolio had not commenced operations prior to the date of this SAI, none of the Directors beneficially own shares of the Portfolio. Any shareholder that owns 25% or more of the outstanding shares of a portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the portfolio or class. Shareholders controlling a portfolio or class could have the ability to vote a majority of the shares of the portfolio or class on any matter requiring approval of the shareholders of the portfolio or class.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Summit Global Investments, LLC (“Summit” or the “Adviser”) is a limited liability company registered with the State of Utah in October 2010. The Adviser is 100% privately-owned and is controlled by David Harden.

Advisory Agreement with the Company. The Adviser renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement. Subject to the supervision of the Board, the Adviser will provide for the overall management of the Portfolio including (i) the provision of a continuous investment program for the Portfolio, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Portfolio, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Portfolio. The Adviser will provide the services rendered by it in accordance with the Portfolio’s investment objective, restrictions and policies as stated in the Prospectus and in this SAI. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Portfolio in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

For its services to the Portfolio, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.70% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive its management fees and reimburse expenses through December 31, 2021, to the extent that the Portfolio’s total annual operating expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.98%. If at any time the Portfolio's Total Annual Portfolio Operating Expenses for that year are less than 0.98%, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Adviser will pay all expenses incurred by it in connection with its activities under the Advisory Agreement. The Portfolio bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Board in such manner as it deems to be fair and equitable. Expenses borne by the Portfolio include, but are not limited to the following (or the Portfolio’s share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by the Portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the Portfolio by the Adviser; (c) filing fees and expenses relating to the registration and qualification of the Company and the Portfolio’s shares under federal and/or state securities laws and maintaining such registrations and qualifications; (d) fees and salaries payable to the Company’s Directors and officers; (e) taxes (including any income or franchise taxes) and governmental fees; (f) costs of any liability and other insurance or fidelity bonds; (g) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or the Portfolio for violation of any law; (h) legal, accounting and auditing expenses, including legal fees of special counsel for the independent Directors; (i) charges of custodians and other agents; (j) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (k) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy materials that are not attributable to a class; (1) any extraordinary expenses; (m) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (n) costs of mailing and tabulating proxies and costs of shareholders’ and Directors’ meetings; (o) costs of independent pricing services to value a portfolio’s securities; and (p) the costs of investment company literature and other publications provided by the Company to its Directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Company, are allocated to such class.

No advisory fee information is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

The Advisory Agreement provides that the Adviser shall at all times have all rights in and to the Portfolio’s name and all investment models used by or on behalf of the Portfolio. The Adviser may use the Portfolio’s name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and the Company has agreed to execute and deliver any and all documents required to indicate its consent to such use.

PORTFOLIO MANAGERS

This section includes information about the Portfolio’s portfolio managers, including information about other accounts they manage, the dollar range of Portfolio shares they own and how they are compensated.

Description of Compensation. As of the date of this SAI, The Adviser compensates the Portfolio's portfolio managers for their management of the Portfolio. The portfolio managers are compensated through equity ownership of the Adviser, adjusted to reflect current market rates, and therefore compensation is in part based on the value of the Portfolio’s net assets and other client accounts they are managing. The Adviser’s Board of Managers reviews the compensation of each portfolio manager periodically and may make modifications in compensation as it deems necessary to reflect changes in the market.

Other Accounts. In addition to the Portfolio, each portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (in millions)
David Harden	Other Registered Investment Companies:	3	$644 million	0	$0
	Other Pooled Investment Vehicles:	3	$166 million	0	$0
	Other Accounts:	1,197	$310 million	0	$0
Mathew Hanna	Other Registered Investment Companies:	3	$644 million	0	$0
	Other Pooled Investment Vehicles:	3	$166 million	0	$0
	Other Accounts:	1,197	$310 million	0	$0
Aash Shah	Other Registered Investment Companies:	3	$644 million	0	$0
	Other Pooled Investment Vehicles:	3	$166 million	0	$0
	Other Accounts:	1,197	$310 million	0	$0

Conflict of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with his management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Portfolio trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Portfolio. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Securities Ownership. No portfolio manager ownership information is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

ADMINISTRATION AND ACCOUNTING AGREEMENT

Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as fund administrator to the Portfolio pursuant to a fund administration servicing agreement and serves as fund accountant pursuant to a fund accounting servicing agreement (the “Administration Agreements”). Under the fund accounting servicing agreement, Fund Services has agreed to furnish to the Portfolio statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Portfolio. Under the fund administration servicing agreement, Fund Services has agreed to provide fund administration services to the Company. These services include the preparation and coordination of the Company’s annual post-effective amendment filing and supplements to the Portfolio's registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to the Company’s fund administration. In addition, Fund Services has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Portfolio.

The Administration Agreements provide that Fund Services shall be obligated to exercise reasonable care in the performance of its duties and that Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company in connection with its duties under the Administration Agreements, except a loss resulting from Fund Services’ refusal or failure to comply with the terms of the applicable Administration Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties thereunder.

Fund Services receives a fee under the Administration Agreements based on the average daily net assets of the Company. No administration fee information is provided for Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

CUSTODIAN AGREEMENT

U.S. Bank, N.A., (the “Custodian”), 1555 North RiverCenter Drive, Milwaukee, Wisconsin 53212, is custodian of the Portfolio's assets pursuant to a custodian agreement (the “Custodian Agreement”). Under the Custodian Agreement, the Custodian: (a) maintains a separate account or accounts in the name of the Portfolio; (b) holds and transfers portfolio securities on account of the Portfolio; (c) accepts receipts and makes disbursements of money on behalf of the Portfolio; (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities; and (e) makes periodic reports to the Board concerning the Portfolio's operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolio, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Portfolio harmless from the acts and omissions of any affiliate, sub-custodian or domestic sub-custodian. For its services to the Portfolio under the Custodian Agreement, the Custodian receives a fee based on the Portfolio's average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Portfolio. Fund Services and the Custodian are affiliates.

TRANSFER AGENCY AGREEMENT

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the transfer and dividend disbursing agent for the Portfolio pursuant to a transfer agency and servicing agreement (the “Transfer Agency Agreement”), under which Fund Services: (a) issues and redeems shares of the Portfolio; (b) addresses and mails all communications by the Portfolio to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Board concerning the operations of the Portfolio. Fund Services may, subject to the Board’s approval, assign its duties as transfer and dividend disbursing agent to any affiliate. For its services to the Portfolio under the Transfer Agency Agreement, Fund Services receives an annual fee based on the number of accounts in the Portfolio and the Portfolio's average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Portfolio.

Fund Services also provides services relating to the implementation of the Company’s Anti-Money Laundering Program. In addition, Fund Services provides services relating to the implementation of the Portfolio's Customer Identification Program, including verification of required customer information and the maintenance of records with respect to such verification.

DISTRIBUTION AGREEMENT AND PLAN OF DISTRIBUTION

Quasar Distributors, LLC (the “Distributor”), whose principal business address is 777 Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, serves as the underwriter to the Portfolio pursuant to the terms of a distribution agreement (the “Distribution Agreement”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Company or the Adviser.

Under the Distribution Agreement with the Portfolio, the Distributor acts as the agent of the Company in connection with the continuous offering of shares of the Portfolio. The Distributor continually distributes shares of the Portfolio on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Portfolio shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Company.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Portfolio. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Portfolio and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Portfolio through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Portfolio for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Adviser pays the Distributor a fee for certain distribution-related services.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Portfolio’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Company on behalf of the Portfolio on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any loss suffered by the Company in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Portfolio assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Portfolio, its service providers or their respective affiliates, as incentives to help market and promote the Portfolio and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Portfolio shares or provide services to the Portfolio, the Distributor or shareholders of the Portfolio through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Portfolio in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Portfolio; providing access to sales and management representatives of the financial intermediary; promoting sales of Portfolio shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Portfolio assets attributable to investments in the Portfolio by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Portfolio shares, which in turn may benefit the Adviser through increased fees as Portfolio assets grow.

FUND TRANSACTIONS

Subject to policies established by the Board and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Portfolio. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

Brokerage Transactions

Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Portfolio will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Portfolio executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts they manage, including the Portfolio, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account and the Portfolio. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Portfolio may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Portfolio to participate in higher volume transactions will generally be beneficial to the Portfolio.

No brokerage commissions information is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

No ownership information of regular broker-dealers is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

Brokerage Selection

The Company does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended, permits an investment adviser, under certain circumstances, to cause a portfolio to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Portfolio.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Portfolio commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Portfolio may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

No soft-dollar arrangement information is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this SAI.

PURCHASE AND REDEMPTION INFORMATION

Read the Portfolio's Prospectus for information regarding the purchase and redemption of Portfolio shares. The following information supplements information in the Prospectus.

You may purchase shares through an account maintained by your brokerage firm, financial institutions and industry professionals (“Service Organizations”). The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio’s shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Portfolio’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the “NYSE”) is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of the Portfolio are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; (2) if such redemption is, in the opinion of the Board, desirable in order to prevent the Company or the Portfolio from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company’s responsibilities under the 1940 Act.

The Portfolio has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Portfolio for any loss sustained by reason of your failure to make full payment for shares of the Portfolio you previously purchased or subscribed for.

Other Purchase Information

If shares of the Portfolio are held in a “street name” account with an authorized dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the authorized dealer, and not by the Portfolio and its Transfer Agent. Since the Portfolio will have no record of the beneficial owner’s transactions, a beneficial owner should contact the authorized dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Portfolio involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the authorized dealer.

TELEPHONE TRANSACTION PROCEDURES

The Company’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Company’s records; (3) requiring the Company’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by electronic funds transfer through the ACH network or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers, financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required.

VALUATION OF SHARES

In accordance with procedures adopted by the Board, the NAV per share of the Portfolio is calculated by determining the value of the net assets attributed to the Portfolio and dividing by the number of outstanding shares of the Portfolio. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. The Company reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than the Portfolio’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. The Company reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Portfolio may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The securities of the Portfolio are valued under the direction of the Portfolio's administrator and under the general supervision of the Board. Prices are generally determined using readily available market prices. Subject to the approval of the Board, the Portfolio may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Portfolio’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Portfolio's Valuation Committee under the direction of the Board.

The procedures used by any pricing service and its valuation results are reviewed by the officers of the Company under the general supervision of the Board.

The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Portfolio shares.

TAXES

Shares of the Portfolio are offered to Separate Accounts that Portfolio variable annuity contracts and variable life insurance policies issued by Participating Insurance Companies. See the prospectuses for such contracts or policies for a discussion of the special taxation of insurance companies with respect to the Separate Accounts, the variable annuity contracts, variable life insurance policies and the holders thereof.

The following summarizes certain tax considerations generally affecting the Portfolio, the underlying investment companies, and Portfolio shareholders that are not fully described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio, the underlying investment companies, or Portfolio shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

The holders of variable life insurance policies or annuity contracts should not be subject to tax with respect to distributions made on, or redemptions of, Portfolio shares, assuming that the variable life insurance policies and annuity contracts qualify under the Code, as life insurance or annuities, respectively, and that the Separate Accounts (rather than the holders of such policies or contracts) are treated as owners of the Portfolio shares. Thus, this summary does not describe the tax consequences to a holder of a life insurance policy or annuity contract as a result of the ownership of such policies or contracts. Policy or contract holders must consult the prospectuses of their respective policies or contracts for information concerning the federal income tax consequences of owning such policies or contracts. This summary also does not describe the tax consequences applicable to the owners of the Portfolio shares because the Portfolio shares will be sold only to insurance companies. Thus, purchasers of Portfolio shares must consult their own tax advisers regarding the federal, state, and local tax consequences of owning Portfolio shares.

The Portfolio and each underlying investment company intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Portfolio and underlying investment company generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Portfolio and underlying investment company must meet three important tests each year.

First, the Portfolio and underlying investment company must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s and each underlying investment company’s taxable year, at least 50% of the value of the Portfolio’s and the underlying investment companies’ assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Portfolio or underlying investment company has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio or underlying investment company does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio’s and each underlying investment company’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio or underlying investment company controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Portfolio and underlying investment company must distribute an amount equal to at least the sum of 90% of the Portfolio’s or underlying investment company’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Portfolio and underlying investment company intends to comply with these requirements. If the Portfolio or underlying investment company were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio or underlying investment company could be disqualified as a regulated investment company. If for any taxable year the Portfolio or underlying investment company were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Moreover, a failure of the Portfolio to qualify as a regulated investment company could cause Separate Accounts that invest in the Portfolio to fail to meet the applicable diversification requirements described below, which in turn, could have adverse tax effects on policy or contract holders.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio and underlying investment company intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the Separate Account upon which such contract or policy is based is “adequately diversified.” A Separate Account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury regulations. Specifically, the Treasury regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Separate Account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M of Subtitle A, Chapter 1, of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies. In addition, a Separate Account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a Separate Account investing in shares of a regulated investment company generally will be entitled to “look through” the regulated investment company to its pro rata portion of the regulated investment company’s assets, provided that the shares of such regulated investment company are generally held only by insurance companies in their general account or in Separate Accounts and certain fund managers (a “Closed Portfolio”). Public access to such regulated investment company is available exclusively through the purchase of a variable contract. The Portfolio will be a Closed Portfolio.

If the Separate Account upon which a variable contract is based is not “adequately diversified” under the foregoing rules, then the variable contract will not be treated as a life insurance contract or annuity contract under the Code, and the taxation and treatment of a policy or contract holder will be other than as described in the applicable prospectus of such policy or contract and generally will be more adverse to the holder.

In addition, if the Portfolio did not constitute a Closed Portfolio or the holders of the contracts and annuities which invest in the Portfolio through a Separate Account were able, or were treated as able, to direct the Portfolio’s investment in any particular asset, those holders might be treated as owners of Portfolio shares and might be subject to tax on distributions made by the Portfolio. The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control. One factor the IRS considers when a Separate Account invests in one or more regulated investment companies is whether a regulated investment company’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the Separate Account. Current IRS guidance indicates that typical regulated investment company investment strategies, even those with a specific sector or geographic focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a Separate Account. Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular regulated investment company. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Portfolio. The relationship between the Portfolio and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Portfolio or an underlying investment company, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio or an underlying investment company to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio or the underlying investment company to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Portfolio or an underlying investment company invests, the Portfolio or the underlying investment company may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio or the underlying investment company fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes

Although the Portfolio and the underlying investment company expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio or an underlying investment company may be subject to the tax laws of such states or localities.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, 87.823 billion shares have been classified into 189 classes; however, the Company only has 48 active share classes that have begun investment operations. Under the Company’s charter, the Board has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of common stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of the Portfolio will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

MISCELLANEOUS

Anti-Money Laundering Program

The Portfolio has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Portfolio's Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of their service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Portfolio will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

Counsel

The law firm of Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to the Company and the Independent Directors.

Independent Registered Public Accounting Firm

Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as the Portfolio’s independent registered public accounting firm, and in that capacity audits the Portfolio's financial statements.

FINANCIAL STATEMENTS

Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. The Portfolio had not commenced operations prior to the date of this SAI and does not yet have financial statements.

Once available, copies of the Annual and Semi-Annual Report to Shareholders may be obtained, without charge, upon request by calling the telephone number listed on the cover of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

"NR" - This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” - Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high short-term default risk. Default is a real possibility.

“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” - This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” - Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” - A “CCC” rating indicates that substantial credit risk is present.

“CC” - A “CC” rating indicates very high levels of credit risk.

“C” - A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” - Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assesment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” - Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

APPENDIX B

Proxy Voting

Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

SUMMIT GLOBAL INVESTMENTS, LLC does vote proxies on behalf of its clients.

Policy

SUMMIT GLOBAL INVESTMENTS, LLC does vote proxies on behalf of its clients.

Procedures:

1.	Upon receipt of proxy voting request, review items to be voted upon and Board recommendations.

2.	Log into the proper online voting site and vote in accordance with Board recommendations unless otherwise notified by the Investment Committee.

3.	Document the company, items voted on, and how SUMMIT GLOBAL INVESTMENTS, LLC voted on the proxy spreadsheet.

Procedures for SUMMIT GLOBAL INVESTMENTS, LLC’s Receipt of Class Actions

The following procedures outline SUMMIT GLOBAL INVESTMENTS, LLC’s receipt of “Class Action” documents from clients and custodians. It is SUMMIT GLOBAL INVESTMENTS, LLC’s position not to file these “Class Action” documents, but if received will follow these guidelines:

1. If “Class Action” documents are received by SUMMIT GLOBAL INVESTMENTS, LLC from the Client, SUMMIT GLOBAL INVESTMENTS, LLC will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. SUMMIT GLOBAL INVESTMENTS, LLC will not file “Class Actions” on behalf of any client.

2. Similarly, if “Class Action” documents are received by SUMMIT GLOBAL INVESTMENTS, LLC from the Custodian, SUMMIT GLOBAL INVESTMENTS, LLC will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. SUMMIT GLOBAL INVESTMENTS, LLC will not file “Class Actions” on behalf of any client.

B-1

THE RBB FUND, INC.

PEA 264/268

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(44)	Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 6, 2010.

(59)	Articles of Amendment of Registrant (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(60)	Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(61)	Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(62)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

(63)	Articles Supplementary of Registrant (Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

(64)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)	Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(66)	Articles Supplementary of Registrant (Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(67)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(68)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(69)	Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

(70)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(71)	Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(72)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(73)	Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(74)	Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(75)	Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(76)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(77)	Articles Supplementary of Registrant (Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)	Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

(79)	Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(80)	Articles Supplementary of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(81)	Articles of Amendment of Registrant (MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(82)	Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(83)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(84)	Articles Supplementary of Registrant (Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(85)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(86)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) are incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(87)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(88)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(89)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(90)	Articles Supplementary of Registrant (Aquarius International Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(91)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(92)	Articles of Amendment of Registrant (Summit Global Investments Global Low Volatility Fund (f/k/a Dynamic U.S. Growth Fund)) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(93)	Articles of Amendment of Registrant (Summit Global Investments Global Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(94)	Articles of Amendment of Registrant (Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(95)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(96)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(97)	Articles Supplementary of Registrant (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(98)	Articles Supplementary of Registrant (Motley Fool Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(99)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund, MFAM Small-Mid Cap Growth Fund, MFAM Emerging Markets Fund and MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(100)	Articles of Amendment of Registrant (MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(101)	Articles Supplementary of Registrant (Boston Partners Global Equity Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(102)	Articles Supplementary of Registrant (Campbell Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(103)	Articles of Amendment of Registrant (SGI U.S. Large Cap Equity Fund, (f/k/a Summit Global Investments U.S. Low Volatility Equity Fund), SGI Global Equity Fund (f/k/a Summit Global Investments Global Low Volatility Fund), and SGI U.S. Small Cap Equity Fund (f/k/a Summit Global Investments Small Cap Low Volatility Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(104)	Articles of Amendment of Registrant (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(105)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(106)	Articles Supplementary of Registrant (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) are incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(b)	By-Laws.

(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(2)	Investment Advisory Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(3)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(4)	Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(5)	Expense Limitation and Reimbursement Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(6)	Expense Limitation and Reimbursement Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(7)	Investment Advisory Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(8)	Expense Limitation and Reimbursement Agreement (SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and SGI Global Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(9)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(10)	Addendum No. 1 to Investment Advisory Agreement (Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(11)	Investment Advisory Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(12)	Contractual Fee Waiver Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(13)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Amended and Restated Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund SPC (f/k/a Abbey Capital Offshore Fund Limited) and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(15)	Reserved.

(16)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and GAM Systematic LLP (formerly known as Cantab Capital Partners, LLP) is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(17)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(18)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(19)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and P/E Global, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(20)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(21)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Trigon Investment Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(22)	Addendum No. 2 to Investment Advisory Agreement (Robeco WPG Small/Micro Cap Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(24)	Reserved.

(25)	Investment Advisory Agreement (Campbell Dynamic Trend Fund, f/k/a Campbell Core Trend Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(26)	Investment Advisory Agreement (Campbell Dynamic Trend Fund, f/k/a Campbell Core Trend Fund) between Campbell Core Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(27)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(28)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(29)	Reserved.

(30)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(31)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(32)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(33)	Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(34)	Investment Advisory Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(35)	Contractual Fee Waiver (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(36)	Expense Limitation and Reimbursement Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(37)	Expense Limitation and Reimbursement Agreement (Campbell Dynamic Trend Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(38)	Reserved.

(39)	Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(40)	Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(41)	Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(42)	First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(43)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(44)	Investment Advisory Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(45)	Expense Limitation and Reimbursement Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(46)	Form of Investment Advisory Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(47)	Form of Investment Advisory Agreement (Campbell Systematic Macro Fund) between Campbell Systematic Macro Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(48)	Form of Expense Limitation and Reimbursement Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(49)	Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(50)	Reserved.

(51)	Investment Advisory Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(52)	Expense Limitation and Reimbursement Agreement (MFAM Global Opportunities Fund and MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(53)	Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(54)	Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(55)	Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(56)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(57)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(58)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(59)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Setanta Asset Management Limited is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(60)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(61)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Abbey Capital Multi Asset Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(62)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(63)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(64)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(65)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(66)	Reserved.

(67)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(68)	Amendment No. 2 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(69)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(70)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(71)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Onshore Series LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(72)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Master Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(73)	Investment Advisory Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(74)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Episteme Capital Partners (UK) LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(75)	Investment Co-Advisory Agreement (Boston Partners Global Equity Advantage Fund) among Registrant, Boston Partners Global Investors, Inc., and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(76)	Expense Limitation and Reimbursement Agreement (Boston Partners Global Equity Advantage Fund) among Registrant, Boston Partners Global Investors, Inc., and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(77)	Investment Advisory Agreement (Campbell Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(78)	Investment Advisory Agreement (Campbell Advantage Fund) between Campbell Advantage Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(79)	Addendum No. 6 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II and Boston Partners Emerging Markets Long/Short Fund) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(80)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(81)	Investment Advisory Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is filed herewith.

(82)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(83)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(84)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (SGI Funds) between Registrant and Summit Global Investments, LLC is filed herewith.

(85)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(86)	Investment Advisory Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC will be filed by amendment

(e)	Underwriting Contracts.

(1)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is filed herewith.

(2)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is filed herewith.

(3)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. is filed herewith.

(4)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is filed herewith.

(5)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is filed herewith.

(6)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Matson Money, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Matson Money, Inc. is filed herewith.

(7)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Schneider Capital Management Company dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Schneider Capital Management Company is filed herewith.

(8)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is filed herewith.

(9)	Distribution Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund)) between Registrant and Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(10)	Distribution Agreement (Orinda Income Opportunities Fund) between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC is filed herewith.

(11)	Amendment to the Distribution Agreement (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(12)	Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(13)	Amendment to Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated July 11, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(14)	ETF Distribution Agreement (Motley Fool 100 Index ETF) between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC will be filed by amendment.

(15)	Form of Amendment to the Distribution Agreement (Aquarius International Fund) between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(16)	Amendment to Distribution Agreement (Abbey Capital Multi-Asset Fund) between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(17)	First Amendment to the ETF Distribution Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant, Quasar Distributors, LLC and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(18)	Amendment to Distribution Agreement (Boston Partners Global Equity Advantage Fund) between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(f)	Bonus or Profit Sharing Contracts.

(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(g)	Custodian Agreement.

(1)	Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(2)	First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association will be filed by amendment.

(h)	Other Material Contracts.

(1)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Investment Management Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(2)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(3)	Services Plan for Class I Shares and Form of Servicing Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund, f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(4)	Services Plan for Class II Shares and Form of Servicing Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund, f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(5)	Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(6)	Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(7)	Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(8)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(9)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(10)	First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(i)	(1)	Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(2)	Consent of Counsel is filed herewith.

(j)	Not applicable.

(k)	None.

(l)	Initial Capital Agreements.

(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(4)	Subscription Agreement between Registrant and Counselors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)	Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(8)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(10)	Purchase Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(11)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Purchase Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(13)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(14)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(15)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)	Purchase Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(17)	Form of Purchase Agreement (Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(18)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(19)	Purchase Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(20)	Form of Purchase Agreement (Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(21)	Form of Purchase Agreement (Robeco Boston Partners Global Long/Short Fund-Institutional Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(22)	Form of Purchase Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund, f/k/a Scotia Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Form of Purchase Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(24)	Form of Purchase Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(25)	Form of Purchase Agreement (Campbell Core Trend Fund) between Registrant and Campbell & Company, Inc. is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(26)	Purchase Agreement (Boston Partners Emerging Markets Long/Short Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(27)	Form of Purchase Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(28)	Form of Purchase Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(29)	Form of Purchase Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(30)	Form of Purchase Agreement (Campbell Managed Futures 10V Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 220 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 2017.

(31)	Form of Purchase Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(32)	Form of Purchase Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(33)	Purchase Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(34)	Form of Purchase Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(35)	Purchase Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(36)	Purchase Agreement (Boston Partners Global Equity Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(37)	Purchase Agreement (Campbell Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(38)	Purchase Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is filed herewith.

(39)	Purchase Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC will be filed by amendment.

(m)	Rule 12b-1 Plan.

(1)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(2)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(3)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(4)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(5)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(6)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(7)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(8)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(9)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(10)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(11)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(12)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

(13)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(16)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Retail Class) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(17)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small-Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(18)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(19)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(20)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class D) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(21)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(22)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(23)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(24)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(25)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(26)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(27)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(n)	Rule 18f-3 Plan.

Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(2)	Code of Ethics of Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(3)	Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(4)	Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(5)	Code of Ethics of Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(6)	Code of Ethics of Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(7)	Code of Ethics of Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

(8)	Code of Ethics of Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(9)	Code of Ethics of Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(10)	Code of Ethics of Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(11)	Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(12)	Code of Ethics of Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(13)	Code of Ethics of Pier Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(14)	Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(15)	Code of Ethics of Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(16)	Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(17)	Code of Ethics of Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(18)	Code of Ethics of Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(19)	Code of Ethics of Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(20)	Code of Ethics of Setanta Asset Management Limited is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(2) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibit (d)(1) provides for the indemnification of Schneider against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (d)(3) and (d)(39) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (d)(7), (d)(11), (d)(34) and (d)(81) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (d)(13), (d)(60) and (d)(61) provides for the indemnification of Abbey Capital against certain losses.

Section 13 of each of the Investment Advisory Agreements with Abbey Capital incorporated herein by reference as exhibits (d)(14) and (d)(71) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibits (d)(23) and (d)(55) provide for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (d)(25), (d)(26), (d)(46), (d)(47), (d)(77), and (d)(78) provide for indemnification of CCIA against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant, Boston Partners, and CCIA incorporated herein by reference as exhibit (d)(75) provides for indemnification of Boston Partners and CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibits (d)(51), (d)(54), and (d)(73) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Orinda Asset Management LLC (“Orinda”) incorporated herein by reference to exhibit (d)(44) provides for indemnification of Orinda against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibits (e)(1) – (e)(8), (e)(10) and (e)(14) provide for the indemnification of Quasar Distributors, LLC against certain losses.

Section 7 of the Distribution Agreement between Registrant and Foreside Funds Distributors, LLC incorporated herein by reference to exhibit (e)(9) provides for the indemnification of Foreside Funds Distributors, LLC against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.	Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

2.	Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 1000 Westlakes Drive, Suite 150, Berwyn, Pennsylvania 19312, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940. Information as to the directors and officers of Schneider is as follows:

Name and Position with Schneider	Other Company	Position With Other Company
Arnold C. Schneider, III	Turnbridge Management Partners Corp.	President
President and Chief Investment Officer

3.	Boston Partners Global Investors, Inc.

The sole business activity of Boston Partners Global Investors, Inc. (“Boston Partners”), One Grand Central Place, 60 East 42nd Street, Suite 1550, New York, New York 10165, is to serve as an investment adviser. Boston Partners provides investment advisory services to the Boston Partners Funds and the WPG Partners Funds.

Boston Partners is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Boston Partners is as follows:

Name and Position with Boston Partners	Other Company	Position With Other Company
Joseph F. Feeney, Jr. Chief Executive Officer, Chief Investment Officer	Robeco US Holding, Inc.	Director
William George Butterly, III General Counsel, Director of Sustainability & Engagement	Robeco Institutional Asset Management US Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Boston Partners Securities LLC	Chief Legal Officer
	Robeco Trust Company	Chief Operating Officer, Secretary & Director
	RobecoSAM USA, Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Boston Partners (UK) Limited	Director, Chief Operating Officer & Secretary
Gregory Varner Chief Financial Officer
Matthew Davis Chief Administrative Officer	Robeco Institutional Asset Management US Inc.	President, Treasurer & Director
	Boston Partners Securities LLC	Chief Financial Officer
	Robeco Trust Company	Director, President, Chief Financial Officer, Treasurer & Director
	Robeco Boston Partners (UK) Limited	Chief Financial Officer

Mark Kuzminskas Chief Operating Officer
David Steyn Director	Orix Corporation Europe N.V.	Chief Executive Officer
Leni M. Boeren Director	Orix Corporation Europe N.V.	Chief Operating Officer
	Robeco Institutional Asset Management B.V.	Director
	RobecoSAM AG	Director
	RobecoSAM USA, Inc.	Director
Martin Mlynár Director	Corestone Investment Managers AG	Chief Executive Officer
	Source Capital AG	Board Member
	Source Capital Holding AG	Board Member

4.	Matson Money, Inc.:

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, Ohio 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company
Mark E. Matson CEO	Keep It Tight Fitness, LLC	50% owner
Mark E. Matson CEO	The Matson Family Foundation	100% owner
Michelle Matson Vice President/ Secretary	None	None
Daniel J. List Chief Compliance Officer	None	None

5.	Summit Global Investments, LLC:

The sole business activity of Summit Global Investments, LLC (“SGI”), 620 South Main Street, Bountiful, Utah 84010, is to serve as an investment adviser. SGI is registered under the Investment Advisers Act of 1940.

The only employment of a substantial nature of each of SGI’s directors and officers is with SGI.

6.	Abbey Capital Limited:

The only employment of a substantial nature of each of Abbey Capital Limited directors and officers is with Abbey Capital Limited.

7.	Altair Advisers LLC:

The only employment of a substantial nature of each of Altair Advisers LLC directors and officers is with Altair Advisers LLC.

8.	Campbell & Company Investment Adviser LLC:

The principal business activity of Campbell & Company Investment Adviser LLC (“CCIA”), 2850 Quarry Lake Drive, Baltimore, Maryland 21209, is to serve as an investment adviser. CCIA is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of CCIA indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with CCIA	Name of Other Company	Position With Other Company
G. Williams Andrews Chief Executive Officer	Campbell & Company, LP	Chief Executive Officer
	Campbell & Company, LLC	Director and Chief Executive Officer
	Campbell Financial Services, LLC	Director
	Campbell Core Offshore Limited	Director
	Campbell Equity Advantage Offshore Fund Limited	Director
	Campbell Advantage Offshore Limited	Director
	Campbell Offshore Fund Limited	Director
Dr. Kevin Cole Chief Investment Officer	Campbell & Company, LP	Chief Investment Officer
	Campbell & Company, LLC	Director and Chief Investment Officer

Thomas P. Lloyd General Counsel & Secretary	Campbell & Company, LP	General Counsel, Chief Compliance Officer, and Secretary
	Campbell & Company, LLC	Director and Secretary
	Campbell Core Offshore Limited	Director
	Campbell Financial Services, LLC	Director, President, Chief Compliance Officer, and Secretary
	Campbell Advantage Offshore Limited	Director
Gabriel A. Morris Chief Operating Officer	Campbell & Company, LP	Chief Operating Officer
	Campbell Financial Services, LLC	Director, Chief Financial Officer, Chief Operating Officer, and Treasurer
	Campbell & Company, LLC	Director and Chief Operating Officer

9.	Motley Fool Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on September 9, 2019, and is incorporated herein by this reference.

10.	Orinda Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Orinda Asset Management, LLC and each director, officer, or partner of Orinda Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Orinda Asset Management LLC, as filed with the SEC on October 7, 2019, and is incorporated herein by this reference.

Item 32.	PRINCIPAL UNDERWRITER

(a)(1) Quasar Distributors, LLC, acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Advisors Series Trust	Managed Portfolio Series
Aegis Funds	Manager Directed Portfolios
Allied Asset Advisors Funds	Matrix Advisors Fund Trust
Alpha Architect ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Monetta Trust
Barrett Opportunity Fund, Inc.	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.

Brookfield Investment Funds	North Capital Funds Trust
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
Chestnut Street Fund	PRIMECAP Odyssey Funds
Cushing® Mutual Funds Trust	Procure ETF Trust I
DoubleLine Funds Trust	Procure ETF Trust II
ETF Series Solutions	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
FundX Investment Trust	Provident Mutual Funds, Inc.

Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	The RBB Fund, Inc.
GoodHaven Funds Trust	RBC Funds Trust
Greenspring Fund, Inc.	Series Portfolios Trust
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TIGERSHARES Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
Jacob Funds, Inc.	USA Mutuals
Jensen Quality Growth Fund Inc.	USCA Fund Trust
Kirr Marbach Partners Funds, Inc.	USQ Core Real Estate Fund
LKCM Funds	Wall Street EWM Funds Trust
LoCorr Investment Trust	Westchester Capital Funds
Lord Asset Management Trust	Wisconsin Capital Funds, Inc.
MainGate Trust	YCG Funds

(a)(2) Foreside Funds Distributors LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	FundVantage Trust

2.	GuideStone Funds

3.	Matthews International Funds (d/b/a Matthews Asia Funds)

4.	MFAM Funds, series of The RBB Fund, Inc.

5.	New Alternatives Fund

6.	Old Westbury Funds, Inc.

7.	The Torray Fund

8.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

9.	Versus Capital Real Assets Fund LLC

(b)(1) The following are the Officers and Manager of Quasar Distributors, LLC, one of the Registrant’s underwriters.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Teresa M.K. Cowan	111 East Kilbourn Avenue, Suite 1250, Milwaukee, WI 53202	Vice President	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 East Kilbourn Avenue, Suite 1250, Milwaukee, WI 53202	Chief Compliance Officer – Distribution Services	None
Jennifer A. Brunner	111 East Kilbourn Avenue, Suite 1250, Milwaukee, WI 53202	Chief Compliance Officer – Dealer Clearing Services	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial Operations Principal	None

(b)(2)	The following are the Officers and Manager of Foreside Funds Distributors LLC, one of the Registrant’s underwriters.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Boston Partners Global Investors, Inc., One Grand Central Place, 60 East 42nd Street, Suite 1550, New York, New York 10165 (records relating to its function as investment adviser).

(2)	Schneider Capital Management Co., 1000 Westlakes Drive, Suite 150, Berwyn, Pennsylvania 19312 (records relating to its function as investment adviser).

(3)	Bogle Investment Management, L.P., 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462 (records relating to its function as investment adviser).

(4)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, Ohio 45040 (records relating to its function as investment adviser).

(5)	Summit Global Investments, LLC, 620 South Main Street, Bountiful, Utah 84010 (records relating to its function as investment adviser).

(6)	Abbey Capital Limited, 1-2 Cavendish Row, Dublin 1, Ireland (records relating to its function as investment adviser).

(7)	Altair Advisers LLC, 303 West Madison, Suite 600, Chicago, Illinois 60606 (records relating to its function as investment adviser).

(8)	Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 (records relating to its function as investment adviser).

(9)	Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 275, Alexandria, Virginia 22314 (records relating to its function as investment adviser).

(10)	Orinda Asset Management, LLC, 3390 Mt. Diablo Boulevard, Suite 250, Lafayette, California 94549 (records relating to its function as investment adviser).

(11)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

(12)	U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

(13)	Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 1250, Milwaukee, Wisconsin 53202 (records relating to its function as underwriter).

(14)	Foreside Funds Distributors LLC, 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312 (records related to its function as underwriter).

Item 34.	MANAGEMENT SERVICES

None.

Item 35.	UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, and Commonwealth of Pennsylvania on April 28, 2020.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	April 28, 2020
Salvatore Faia

/s/ James G. Shaw	Treasurer (Chief Financial Officer) and Secretary	April 28, 2020
James G. Shaw

*J. Richard Carnall	Director	April 28, 2020
J. Richard Carnall

*Julian A. Brodsky	Director	April 28, 2020
Julian A. Brodsky

*Arnold M. Reichman	Director	April 28, 2020
Arnold M. Reichman

*Robert Sablowsky	Director	April 28, 2020
Robert Sablowsky

*Robert Straniere	Director	April 28, 2020
Robert Straniere

*Nicholas A. Giordano	Director	April 28, 2020
Nicholas A. Giordano

*Gregory P. Chandler	Director	April 28, 2020
Gregory P. Chandler

*Brian T. Shea	Director	April 28, 2020
Brian T. Shea

*By:	/s/ Salvatore Faia
Salvatore Faia
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Julian A. Brodsky

Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ J. Richard Carnall

J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Nicholas A. Giordano

Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Arnold M. Reichman

Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Sablowsky

Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Straniere

Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 17, 2017

/s/ Gregory P. Chandler

Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 10, 2018

/s/ Brian T. Shea

Brian T. Shea

PEA 264/268

EXHIBIT	DESCRIPTION
(d)(81)	Investment Advisory Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC
(d)(84)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (SGI Funds) between Registrant and Summit Global Investments, LLC
(e)(1)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited
(e)(2)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC
(e)(3)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P.
(e)(4)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc.
(e)(5)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC
(e)(6)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Matson Money, Inc.
(e)(7)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Schneider Capital Management Company
(e)(8)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC
(e)(10)(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC
(i)(2)	Consent of Counsel
(l)(38)	Purchase Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC